Subscription warrants - indemnification	12 Months Ended
Dec. 31, 2023
Disclosure of Subscription Warrants Indemnification [Abstract]
Subscription warrants - indemnification
19 Subscription warrants – indemnification

Because of the association between the Company and Extrafarma on January 31, 2014, 7 subscription warrants – indemnification were issued, corresponding to up to 6,411,244 shares of the Company. The subscription warrants could be exercised beginning 2020 by the former shareholders of Extrafarma and are adjusted according to the changes in the amounts of provisions for tax, civil, and labor risks and contingent liabilities related to the period prior to January 31, 2014. The subscription warrants – indemnification’s fair value is measured based on the share price of Ultrapar (UGPA3) and is reduced by the dividend yield until 2020, since the exercise is possible only from 2020, and they are not entitled to dividends while they are not converted into shares.

On February 24, 2021, August 11, 2021, February 23, 2022, August 3, 2022, February 15, 2023 and August 9, 2023, the Board of Directors approved the issuance of, respectively, 70,939, 31,032, 43,925, 21,472, 31,211 and 8,199 common shares within the authorized capital limit provided by article 6 of the Company's Bylaws, due to the partial exercise of the rights conferred by the subscription warrants issued by the Company at the time of the merger of all Extrafarma shares into the Company, approved by the Extraordinary General Meeting (“EGM”) of the Company held on January 31, 2014.

As set out in the association agreement between the Company and Extrafarma of January 31, 2014 and due to the unfavorable decisions on some lawsuits with triggering events prior to January 31, 2014, 715,871 shares linked to the subscription warrants – indemnification were canceled and not issued. For the year ended December 31, 2023, R$ 45,084 was recorded as financial expense (financial income of R$ 5,099 for the year ended December 31, 2022 and finance income of R$ 33,180 for the year ended December 31,2021) due to the update of subscription warrants, and 3,293,074 shares linked to subscription warrants remain retained – indemnification which may be issued or canceled depending on whether the final decisions on the lawsuits will be favorable or unfavorable, being the maximum number of shares that can be issued in the future, totaling R$ 87,299 (R$ 42,776 as of December 31, 2022).